UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  028-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

  /s/ Daniel Bender     McLean, VA     November 04, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    74

Form 13F Information Table Value Total:    $95,858 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO CORP                      COM              001084102      824    21120 SH       SOLE                    21120        0        0
ALLEGHENY ENERGY INC           COM              017361106     1340    54630 SH       SOLE                    54630        0        0
ALLETE INC                     COM NEW          018522300     3009    82590 SH       SOLE                    82590        0        0
AMEREN CORP                    COM              023608102     1988    69990 SH       SOLE                    69990        0        0
AON CORP                       COM              037389103      620    15840 SH       SOLE                    15840        0        0
APPLE INC                      COM              037833100      848     2990 SH       SOLE                     2990        0        0
AVERY DENNISON CORP            COM              053611109      596    16060 SH       SOLE                    16060        0        0
BAKER MICHAEL CORP             COM              057149106     2374    72040 SH       SOLE                    72040        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1197    91360 SH       SOLE                    91360        0        0
CBL & ASSOC PPTYS INC          COM              124830100     1109    84950 SH       SOLE                    84950        0        0
CHEVRON CORP NEW               COM              166764100      636     7850 SH       SOLE                     7850        0        0
CITIGROUP INC                  COM              172967101      998   255140 SH       SOLE                   255140        0        0
CNO FINL GROUP INC             COM              12621e103      682   123130 SH       SOLE                   123130        0        0
COCA COLA CO                   COM              191216100      629    10740 SH       SOLE                    10740        0        0
COLGATE PALMOLIVE CO           COM              194162103      565     7350 SH       SOLE                     7350        0        0
COMERICA INC                   COM              200340107     1076    28970 SH       SOLE                    28970        0        0
COMMONWEALTH REIT              COM SH BEN INT   203233101      986    38529 SH       SOLE                    38529        0        0
COMPANHIA DE BEBIDAS DAS AME   SPONSORED ADR    20441W104     2023    19790 SH       SOLE                    19790        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     1345    41730 SH       SOLE                    41730        0        0
DENTSPLY INTL INC NEW          COM              249030107      588    18400 SH       SOLE                    18400        0        0
DOLAN CO                       COM              25659P402       48    37100 SH CALL  SOLE                    37100        0        0
DOLAN CO                       COM              25659p402     4010   352694 SH       SOLE                   352694        0        0
DUKE REALTY CORP               COM NEW          264411505     1015    87610 SH       SOLE                    87610        0        0
EDISON INTL                    COM              281020107     1293    37590 SH       SOLE                    37590        0        0
EXELON CORP                    COM              30161n101     1219    28620 SH       SOLE                    28620        0        0
F M C CORP                     COM NEW          302491303      753    11000 SH       SOLE                    11000        0        0
FIFTH THIRD BANCORP            COM              316773100     1069    88900 SH       SOLE                    88900        0        0
FIRST HORIZON NATL CORP        COM              320517105     1118    97999 SH       SOLE                    97999        0        0
FIRST INDUSTRIAL REALTY TRUS   COM              32054k103     1238   244140 SH       SOLE                   244140        0        0
FIRSTENERGY CORP               COM              337932107     2478    64290 SH       SOLE                    64290        0        0
FLORIDA GAMING CORP NEW        COM              340689306      315   157602 SH       SOLE                   157602        0        0
FLOWSERVE CORP                 COM              34354P105      665     6080 SH       SOLE                     6080        0        0
GATX CORP                      COM              361448103      653    22270 SH       SOLE                    22270        0        0
GENWORTH FINL INC              COM CL A         37247d106      912    74650 SH       SOLE                    74650        0        0
GOOGLE INC                     CL A             38259p508     2108     4010 SH       SOLE                     4010        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      907    39530 SH       SOLE                    39530        0        0
HUNTINGTON BANCSHARES INC      COM              446150104      820   144120 SH       SOLE                   144120        0        0
INLAND REAL ESTATE CORP        COM NEW          457461200      615    73950 SH       SOLE                    73950        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      657     4900 SH       SOLE                     4900        0        0
INTERNATIONAL FLAVORS&FRAGRA   COM              459506101      736    15160 SH       SOLE                    15160        0        0
JANUS CAP GROUP INC            COM              47102x105      672    61340 SH       SOLE                    61340        0        0
KEYCORP NEW                    COM              493267108     4930   619390 SH       SOLE                   619390        0        0
LEXINGTON REALTY TRUST         COM              529043101     1034   144350 SH       SOLE                   144350        0        0
LINCOLN NATL CORP IND          COM              534187109      825    34500 SH       SOLE                    34500        0        0
MARSHALL & ILSLEY CORP NEW     COM              571837103     1354   192350 SH       SOLE                   192350        0        0
MCDONALDS CORP                 COM              580135101      718     9640 SH       SOLE                     9640        0        0
METTLER TOLEDO INTERNATIONAL   COM              592688105      773     6210 SH       SOLE                     6210        0        0
MF GLOBAL HLDGS LTD            COM              55277j108      737   102380 SH       SOLE                   102380        0        0
MIRANT CORP NEW                COM              60467R100     1208   121330 SH       SOLE                   121330        0        0
O REILLY AUTOMOTIVE INC        COM              686091109     2436    45794 SH       SOLE                    45794        0        0
OLD NATL BANCORP IND           COM              680033107      839    79940 SH       SOLE                    79940        0        0
OLD REP INTL CORP              COM              680223104      651    46970 SH       SOLE                    46970        0        0
PALL CORP                      COM              696429307      797    19130 SH       SOLE                    19130        0        0
PINNACLE FINL PARTNERS INC     COM              72346q104     1301   141556 SH       SOLE                   141556        0        0
PPL CORP                       COM              69351t106     2372    87110 SH       SOLE                    87110        0        0
PROLOGIS                       SH BEN INT       743410102     1243   105499 SH       SOLE                   105499        0        0
RAMCO-GERSHENSON PPTYS TR      COM SH BEN INT   751452202     1039    96980 SH       SOLE                    96980        0        0
REACHLOCAL INC                 COM              75525f104     3060   222036 SH       SOLE                   222036        0        0
REGENCY CTRS CORP              COM              758849103      829    21000 SH       SOLE                    21000        0        0
REGIONS FINANCIAL CORP NEW     COM              7591ep100     1322   181800 SH       SOLE                   181800        0        0
SEALED AIR CORP NEW            COM              81211K100      621    27610 SH       SOLE                    27610        0        0
SOLERA HOLDINGS INC            COM              83421a104      761    17240 SH       SOLE                    17240        0        0
STATE STR CORP                 COM              857477103     3661    97225 SH       SOLE                    97225        0        0
STERLING CONSTRUCTION CO INC   COM              859241101     7107   574065 SH       SOLE                   574065        0        0
STR HLDGS INC                  COM              78478V100       10    50000 SH  PUT  SOLE                    50000        0        0
SUNTRUST BKS INC               COM              867914103     1334    51660 SH       SOLE                    51660        0        0
SUSQUEHANNA BANCSHARES INC P   COM              869099101      857   101540 SH       SOLE                   101540        0        0
SYNOVUS FINL CORP              COM              87161c105     1298   527570 SH       SOLE                   527570        0        0
TUPPERWARE BRANDS CORP         COM              899896104      582    12710 SH       SOLE                    12710        0        0
UNITRIN INC                    COM              913275103      597    24490 SH       SOLE                    24490        0        0
WEBSTER FINL CORP CONN         COM              947890109     1032    58760 SH       SOLE                    58760        0        0
WHITNEY HLDG CORP              COM              966612103     1251   153060 SH       SOLE                   153060        0        0
WILMINGTON TRUST CORP          COM              971807102     1263   140640 SH       SOLE                   140640        0        0
ZIONS BANCORPORATION           COM              989701107     1282    60010 SH       SOLE                    60010        0        0